CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Cash Flows [Abstract]
Accretion of interest on bond	$ 0	$ 0	$ 1,700
Non-cash additions to assets under development	320,800	100,900	4,000
Interest paid, net of capitalized interest	29,800	24,300	92,600
Interest paid, capitalized, investing activities	46,800	27,100	18,000
Supplemental disclosure of cash flow information
Cash and cash equivalents	566,384	679,225	878,838
Restricted cash and short-term deposits	75,579	18,115	21,693
Restricted cash (non-current portion)	74,619	74,130	112,350
Cash, cash equivalents, restricted cash and restricted cash equivalents	$ 716,582	$ 771,470	$ 1,012,881